Dividends (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Dividends Payable [Line Items]
Dividends paid	¥ 546,770	$ 78,187	¥ 1,007,851	¥ 177,502
Dividend payable	612,000	87,600
Final Dividend
Dividends Payable [Line Items]
Dividend payable	¥ 306,000	43,800
Dividend payable per share	¥ 0.933
Non - recurring special dividend
Dividends Payable [Line Items]
Dividend payable	¥ 306,000	$ 43,800
Dividend payable per share	¥ 0.933